Current liabilities - borrowings	6 Months Ended
Dec. 31, 2024
Current liabilities - borrowings [Abstract]
Current liabilities - borrowings
Note 13. Current liabilities - borrowings

	31 Dec 2024	30 Jun 2024
	$'000	$'000

Other current debt	1,200	1,200

Current debt is comprised of an unsecured loan from Sibanye Stillwater Limited. The loan will mature and be repaid in full 30 days following the termination of the strategic partnership unit purchase agreement (an agreement with Sibanye Stillwater Limited to make an equity investment of $490 million for a 50% share of the Rhyolite Ridge Project as announced on 16 September 2021) by either party, or alternatively, will be deducted from the initial capital commitment ($490 million) under the unit purchase agreement at closing (that is when all conditions precedent to the agreement are met and a final investment decision taken with Sibanye-Stillwater to develop the Rhyolite Ridge Project) . The interest rate is 0% to maturity date. If unpaid by maturity date, then the interest will be accrued at the Secured Overnight Financing Rate (SOFR) plus 8% per annum. The SOFR is the cost of borrowing cash overnight collateralised by Treasury securities.